Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 638	$ 736	$ 1,182
Financial result	(443)	161	344
Cost and operating expenses	(1,367)	(964)	(1,024)
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		93	434
Financial result			(3)
Alianca Geracao De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(63)	(126)	(121)
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Financial result	(26)	(38)	(34)
Cost and operating expenses	(308)	(227)	(337)
Mrs Logistica S.A. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			1
Cost and operating expenses	(429)	(453)	(397)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(66)	(107)	(135)
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	29	32	41
Financial result	(3)	1
Cost and operating expenses	(72)	(10)	(8)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	29	125	476
Financial result	(29)	(37)	(37)
Cost and operating expenses	(938)	(923)	(998)
Vli S.A. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	359	321	289
Financial result	(2)	(3)	(3)
Cost and operating expenses	(26)	(29)	(26)
PTVI [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(397)
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			1
Financial result	3
Cost and operating expenses	(2)	(1)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	359	321	290
Financial result	1	(3)	(3)
Cost and operating expenses	(425)	(30)	(26)
Cosan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3	10
Cost and operating expenses	(4)	(11)
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result	(416)	201	381
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	247	280	416
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial result	1		3
Major Shareholders [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	250	290	416
Financial result	(415)	201	$ 384
Cost and operating expenses	$ (4)	$ (11)